Organization - Additional Information (Details) - USD ($)			3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 11, 2021	Apr. 15, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net income loss			$ 3,584,072	$ 232,964	$ 2,122,328	$ 3,817,036
Cash from operations					933,988	596,514
Cash and cash equivalents			390,673		987,187	390,673		$ 987,187
Retained earnings accumulated deficit			5,939,364		2,122,328	$ 5,939,364		$ 2,122,328
Surrozen Inc [Member]
Date of incorporation						Aug. 12, 2015		Aug. 12, 2015
Country or state of incorporation						CA		CA
Net income loss						$ 25,675,000	$ 13,254,000	$ 32,716,000	$ 24,362,000
Cash from operations						23,212,000	12,225,000	29,099,000	21,056,000
Cash and cash equivalents			18,850,000		34,982,000	18,850,000	$ 66,691,000	34,982,000	29,104,000
Short-term Investments			6,598,000		14,200,000	6,598,000		14,200,000	0
Retained earnings accumulated deficit			$ 113,676,000		$ 88,001,000	113,676,000		$ 88,001,000	$ 55,285,000
Common stock, conversion basis		Each unit consists of one share of New Surrozen’s common stock and one-third of one redeemable warrant for one share of New Surrozen’s common stock.
Surrozen Inc [Member] | Subsequent Event [Member]
Proceeds from divestiture of businesses	$ 144,700,000
Surrozen Inc [Member] | Private Placement [Member]
Net income loss						$ 25,700,000
Surrozen Inc [Member] | Unit [Member] | Private Placement [Member]
Stock issued during period, Shares		12,020,000
Shares issued, price per share		$ 10.00